Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder reports, online at http://kineticsfunds.com/reports.htm. You can also get this information at no cost by calling (800) 930-3828 or by sending an e-mail request to kineticsfunds@usbank.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 28, 2017, are incorporated by reference into this Summary Prospectus.
THE PARADIGM FUND

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 90 of the Fund’s prospectus, in Appendix A to this Prospectus - Financial Intermediary Sales Charge Variations, and “Purchasing Shares” beginning on page 56 of the Fund’s statement of additional information.

Fee Table(1)
Shareholder Fees	Advisor	Advisor
(fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on
shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses	Advisor	Advisor
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	2.00%	2.50%
Less: Fee Waiver(3)	-0.11%	-0.11%
Net Annual Fund Operating Expenses	1.89%	2.39%

(1)
This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan that allows the Fund to pay up to 0.50% and 0.75% of the average daily net asset value (“NAV”) of the Advisor Class A shares and Advisor Class C shares as compensation to the distributor or other qualified recipients, pursuant to the Plan. However, at the present time, the Fund is only assessing 0.25% and 0.75% under the Rule 12b-1 Distribution Plan for Advisor Class A shares and Advisor Class C shares, respectively. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares that provides for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2018, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares
at the end of the period)	$756	$1,156	$1,581	$2,760
Advisor Class C (if you redeem your shares
at the end of the period)	$342	$768	$1,321	$2,828
Advisor Class C (if you do not redeem your shares
at the end of the period)	$242	$768	$1,321	$2,828

Portfolio Turnover. The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance. During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, exchange traded funds (“ETFs”), convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor. The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.
The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality. The Paradigm Portfolio may invest up to 100% of its total assets in companies located in emerging markets.
The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies. Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.
•
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

•
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

•	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

•
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

•
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

•
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

•	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative.

•
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

•
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in spec- ulative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

•	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

•
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

•
Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:
•	wish to invest for the long-term;

•	want to diversify their portfolios;

•	want to allocate some portion of their long-term investments to equity investing;

•	are willing to accept the volatility associated with equity investing; and

•	are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Paradigm Fund – Advisor Class A
Calendar Year Returns as of 12/31
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Best Quarter:	2009	Q2	32.10%
Worst Quarter:	2008	Q4	-29.06%

The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Average Annual Total Returns as of 12/31/2016

				Since
	1 Year	5 Years	10 Years	Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return Before Taxes	13.28%	12.34%	3.59%	8.51%
Return After Taxes on Distributions	13.28%	12.31%	3.52%	8.41%
Return After Taxes on Distributions and Sale of Fund Shares	7.51%	9.87%	2.84%	7.19%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%	5.97%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	7.86%	9.36%	3.56%	4.96%
The Paradigm Fund (KNPCX) Advisor Class C
Return Before Taxes	18.55%	13.11%	3.67%	8.97%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%	7.97%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	7.86%	9.36%	3.56%	6.77%

(1)
The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser. Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.
Portfolio Managers. The Paradigm Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl, and Mr. Bregman as the Co-Portfolio Managers. Each investment team member serves as a research analyst.
Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	18
Murray Stahl	Co-Portfolio Manager	18
Steven Bregman	Co-Portfolio Manager	1
James Davolos	Investment Team Member	11

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.
Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

KNPAX-KNPCX-04/17